Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets, Net [Abstract]
Prepaid expenses, gross	$ 34,159	$ 22,682
Deposits, gross	33,871	28,743
Less: allowance for expected credit loss	(166)	(166)	$ (165)
Total	$ 67,864	$ 51,259